Wells Fargo Funds Trust
Registration Nos. 333-74295; 811-09253

CERTIFICATE PURSUANT TO
17 C.F.R. 230.497(j)

            The undersigned hereby certifies on behalf of Wells Fargo Funds Trust (the "Trust") that the Prospectuses and related Statements of Additional Information describing the Equity Funds and Allocation Funds of the Trust, and the Amendment to the Prospectus for the Mid Cap Growth Fund, all of which would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statements of Additional Information for the Equity and Allocation Funds of the Trust contained in Post-Effective Amendment No. 56 to the Trust's Registration Statement on Form N-1A filed pursuant to Rule 485(b) on January 31, 2003, and the Amendment to the Prospectus for the Mid Cap Growth Fund of the Trust contained in Post-Effective Amendment No. 53 to the Trust's Registration Statement on Form N-1A filed pursuant to Rule 485(a)(1) on December 20, 2002.

            IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 7th day of February, 2003.

Witness:	WELLS FARGO FUNDS TRUST
By: /s/ Christine D. PaVel-Ligon	By: /s/ Christopher Bellonzi
Name: Christine D. PaVel-Ligon	Christopher Bellonzi
Title: Assistant Secretary	Assistant Secretary